Property, Plant and Equipment	6 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. PROPERTY, PLANT AND EQUIPMENT

During the six months ended March 31, 2025 and 2024, the Company acquired property, plant and equipment with costs of €33.0 million and €32.0 million, respectively. The additions during the six months ended March 31, 2025 mainly related to investments in the production facilities in Arouca, Portugal and Pasewalk, Germany.